Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31,	June 30,
	2022	2023
	RMB’000	RMB’000
Cash at bank
- USD deposits	353,379	149,550
- RMB deposits	63,856	44,197
- Australian Dollar deposits	5,113	9,564
Cash equivalents (Note 3)	127,926	386,378
	550,274	589,689